Chase Growth Fund
Schedule of Investments
at December 31, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.9%
	Agriculture - 2.8%
28,782	Corteva, Inc.	$1,691,806

	Auto Components - 2.8%
12,594	Visteon Corp. *	1,647,673

	Auto/Auto Parts - 3.0%
717	AutoZone, Inc. *	1,768,251

	Biotechnology - 1.5%
3,208	Vertex Pharmaceuticals, Inc. *	926,406

	Brokerage - 5.7%
17,193	Interactive Brokers Group, Inc. - Class A	1,243,914
9,900	LPL Financial Holdings, Inc.	2,140,083
		3,383,997
	Business Services - 2.3%
8,142	ExlService Holdings, Inc. *	1,379,499

	Computer - Networking - 1.5%
7,162	Arista Networks, Inc. *	869,109

	Computer Hardware - 4.5%
20,711	Apple, Inc.	2,690,980

	Computer Software - 7.0%
4,109	Autodesk, Inc. *	767,849
14,180	Microsoft Corp.	3,400,647
		4,168,496
	Computer Software & Services - 2.3%
15,012	Amdocs Ltd. +	1,364,591

	Conglomerates - 3.2%
8,208	Carlisle Companies, Inc.	1,934,215

	Containers - 2.0%
53,101	Graphic Packaging Holding Co.	1,181,497

	Drugs - Proprietary - 4.8%
12,730	AbbVie, Inc.	2,057,295
5,598	Zoetis, Inc. - Class A	820,387
		2,877,682
	Electrical Components - 1.4%
6,535	WESCO International, Inc. *	818,182

	Energy/Oil & Gas Exploration & Production - 1.7%
4,453	Pioneer Natural Resources Co.	1,017,021

	Energy/Solar - 3.4%
7,580	Enphase Energy, Inc. *	2,008,397

	Engineering/Construction - 4.5%
8,513	Quanta Services, Inc.	1,213,102
4,452	Valmont Industries, Inc.	1,472,143
		2,685,245
	Finance/Information Services - 1.6%
4,738	Visa, Inc. - Class A	984,367

	Financial Services - Diversified - 1.3%
5,420	American Express Co.	800,805

	Food - 1.9%
12,850	Lamb Weston Holdings, Inc.	1,148,276

	Food & Staples Retailing - 2.4%
21,504	BJ's Wholesale Club Holdings, Inc. *	1,422,705

	Footwear - 5.1%
18,390	Crocs, Inc. *	1,994,028
2,690	Deckers Outdoor Corp. *	1,073,740
		3,067,768
	Health Care Benefits - 1.9%
2,155	UnitedHealth Group, Inc.	1,142,538

	Health Care Distribution - 1.2%
4,470	AmerisourceBergen Corp.	740,724

	Industrial Distributors - 3.2%
3,459	W. W. Grainger, Inc.	1,924,069

	Insurance - Property/Casualty/Title - 2.9%
14,227	Arch Capital Group, Ltd. *+	893,171
2,483	Everest Re Group, Ltd. +	822,544
		1,715,715
	Internet Software & Services - 3.4%
23,000	Alphabet, Inc. - Class A *	2,029,290

	Machinery - 2.4%
12,715	Toro Co.	1,439,338

	Railroad - 1.6%
12,631	Canadian Pacific Railway, Ltd. +	942,146

	Retail - Discount - 2.3%
9,898	Dollar Tree, Inc. *	1,399,973

	Retail - Specialty - 2.9%
3,646	Ulta Beauty, Inc. *	1,710,229

	Semiconductors - 3.4%
13,752	NVIDIA Corp.	2,009,717

	Steel - 3.9%
34,670	Howmet Aerospace, Inc.	1,366,345
27,515	Tenaris S.A. - ADR	967,427
		2,333,772
	Utilities Electric/Gas - 2.1%
19,753	National Fuel Gas Co.	1,250,365

	TOTAL COMMON STOCKS (Cost $48,227,175)	58,474,844

	MONEY MARKET FUND - 2.3%
1,379,073	Invesco STIT Treasury Portfolio - Institutional Class, 4.20% #	1,379,073
	TOTAL MONEY MARKET FUND (Cost $1,379,073)	1,379,073
	Total Investments in Securities (Cost $49,606,248) - 100.2%	59,853,917
	Liabilities in Excess of Other Assets - (0.2)%	(108,015)
	NET ASSETS - 100.0%	$59,745,902

ADR	American Depository Receipt
*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Rate shown is the 7-day annualized yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,029,290	$-	$-	$2,029,290
Consumer Discretionary	9,593,895	-	-	9,593,895
Consumer Staples	2,570,981	-	-	2,570,981
Energy	1,984,448	-	-	1,984,448
Financials	5,900,516	-	-	5,900,516
Health Care	5,687,350	-	-	5,687,350
Industrials	11,109,540	-	-	11,109,540
Materials	2,873,303	-	-	2,873,303
Technology	15,475,156	-	-	15,475,156
Utilities	1,250,365	-	-	1,250,365
Total Common Stocks	58,474,844	-	-	58,474,844
Money Market Fund	1,379,073	-	-	1,379,073
Total Investments in Securities	$59,853,917	$-	$-	$59,853,917

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.